Contributed surplus (Schedule of Option Activity) (Details)		12 Months Ended
		Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number
Outstanding - Beginning of year | shares		1,636,236	1,573,411
Granted | shares		1,430,635	395,850
Exercised | shares	[1]	(150,438)	(203,595)
Forfeited | shares		(109,218)	(47,638)
Cancelled | shares		(124,238)	(81,792)
Expired | shares		(8,750)
Outstanding - End of year | shares		2,674,227	1,636,236
Weighted average exercise price
Outstanding - Beginning of year | $ / shares		$ 4.93	$ 4.63
Granted | $ / shares		3.30	5.50
Exercised | $ / shares		2.37	2.42
Forfeited | $ / shares		4.46	6.69
Cancelled | $ / shares		3.84	6.92
Expired | $ / shares		2.37
Outstanding - End of year | $ / shares		$ 4.28	$ 4.93

[1]	Of the 150,438 (2020 – 203,595) options exercised, 125,812 (2020 – 109,845) elected the cashless exercise, under which 58,787 shares (2020 – 68,336) were issued. These options would have otherwise been exercisable for proceeds of $235 (2020 - $180) on the exercise date.